Document and Entity Information	6 Months Ended
	Sep. 30, 2011	Nov. 21, 2011
Document And Entity Information
Entity Registrant Name	As Seen On TV, Inc.
Entity Central Index Key	0001432967
Document Type	S-1
Document Period End Date	Sep. 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		31,538,652
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012
Amendment Description	Updated Financials